COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 0
2021	8,089
2021 and thereafter	0
Total	0
Total future undiscounted lease payments	8,089
Less: Interest	(231)
Present value of lease liabilities	$ 7,858